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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     03/31/13

Check here if Amendment [_]; Amendment Number: __________

This Amendment (Check only one.):  [_] is a restatement
                                   [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    SCGF IV Management, L.P.
Address: 3000 Sand Hill Road
         Bldg 4, Suite 250
         Menlo Park, CA 94025



Form 13F File Number: 28-15205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas Leone
Title: Managing Director
Phone: (650) 854-3927


Signature, Place, and Date of Signing:

/s/ Douglas Leone    Menlo Park, California    04/29/13

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

  Form 13F File Number         Name

   28-15204                     SCGF GenPar, Ltd.